Business combinations and capital reorganization - Schedule of Business Acquisition Ordinary Shares Outstanding (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Mar. 16, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	271,010,790	267,177,592		190,270,211
Exchange ratio (in shares)			1,902,702	1,902,702
Allego Holding
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)		100	124	100